Net Loss Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to DDC Enterprise Limited | ¥		¥ (356,705,027)				¥ (170,196,454)		¥ (166,341,733)
Accretion of Redeemable Convertible Preferred Shares								(110,112,796)
Net loss per ordinary share calculation | ¥		¥ (356,705,027)				¥ (170,196,454)		¥ (276,454,529)
Class A Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares	[1]	9,184,775		9,184,775		1,413,390		288,783
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)		¥ (38.84)	[2]	$ (5.55)	[1]	¥ (120.5)	[1]	¥ (957.25)	[1]
Diluted (in Yuan Renminbi per share) | (per share)		¥ (38.84)	[2]	$ (5.55)	[1]	¥ (120.5)	[1]	¥ (957.25)	[1]
Class B Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares		1,162,671		1,162,671		875,000		875,000
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)
Diluted (in Yuan Renminbi per share) | (per share)

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.
[2]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.